LONG-TERM DEBT - Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Expense, Operating and Nonoperating [Abstract]
Capitalized interest	$ (191)	$ (187)	$ (27)
Amortization and other financial charges	158	106	36
Gain on debt extinguishment	(228)	0	0
Interest expense (Note 20)	3,019	2,966	2,300
Interest allocated to discontinued operations	(218)	(297)	(288)
Interest expense after interest allocated to discontinuing operations	3,237	3,263	2,588
Interest payments, net of interest capitalized	3,398	2,931	2,478
Short-term debt
Interest Expense, Operating and Nonoperating [Abstract]
Interest on debt	60	165	153
Long-term debt (excluding junior subordinated notes)
Interest Expense, Operating and Nonoperating [Abstract]
Interest on debt	2,800	2,562	1,883
Junior subordinated notes
Interest Expense, Operating and Nonoperating [Abstract]
Interest on debt	$ 638	$ 617	$ 543